DoubleLine Funds Trust

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

August 2, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos. 333-164298 and 811-22378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Strategic Commodity Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Shiller Enhanced International CAPE®, and DoubleLine Colony Real Estate and Income Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act on behalf of the Funds would not have differed from that contained in Post-Effective Amendment No. 73 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 80 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, as filed electronically with the Commission on July 29, 2019.

Please call the undersigned at 414.765.6873 if you have any questions regarding this matter.

Sincerely,

/s/ Carl G. Gee

Carl G. Gee, Esq.

For U.S. Bank Global Fund Services

as Administrator to the Trust

cc:	Ronald R. Redell, DoubleLine Funds Trust
Timothy W. Diggins, Ropes & Gray LLP